Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations [Abstract]
Schedule of financial performance relating to the Apicore business

Year ended December 31	2017	2016
Revenue	$22,759,385	$7,798,838
Expenses	(47,936,485)	(9,263,926)
Revaluation of long-term derivative	-	20,560,440
Gain on step acquisition	-	4,895,573
(Loss) income from discontinued operations	$(25,177,100)	$23,990,925
Income tax recovery (expense)	1,847,055	(632,607)
Loss (income) after income tax recovery (expense)	(23,330,045)	23,358,318
Gain on disposition of the Apicore business	55,254,236	-
Income from discontinued operations	$31,924,191	$23,358,318

Schedule of cash flow information of apicore business
Year ended December 31	2017	2016
Net cash flows used in operating activities	$5,210,341	$(1,295,487)
Net cash flows from (used in) investing activities	54,326,360	(421,077)
Net cash flows (used in) from financing activities	(80,944,373)	44,294,204
Net cash flows used in discontinued operations	$(21,407,672)	$42,577,640

Schedule of sale of business

Year ended December 31	2017
Consideration received or receivable:
Cash, net of transaction costs	$89,719,599
Consideration receivable, net of transaction costs	66,134,678
Holdback receivable, net of transaction costs	10,817,771
Total consideration	166,672,048
Less: Carrying amount of net assets of Apicore U.S. sold on October 2, 2017	86,879,250
Less: Carrying amount of net assets of Apicore India classified as held for sale	7,076,548
Gain on sale before income tax and reclassification of foreign currency translation reserve	72,716,250
Reclassification of foreign currency translation reserve	(5,191,573)
Income tax expense on gain on sale	(12,270,441)
Net gain on sale of Apicore	$55,254,236

Schedule of carrying amount of the assets and liabilities
As at October 2, 2017
Assets:
Cash	$2,290,077
Accounts receivable	3,629,154
Inventories	3,289,929
Prepaid expenses	414,762
Note payable with Medicure	18,507,400
Property, plant and equipment	2,322,385
Intangible assets	87,610,416
Goodwill	44,218,265
Total assets	$162,282,388

Liabilities:
Accounts payable and accrued liabilities	$5,530,894
Current portion of capital lease liabilities	163,982
Deferred revenue	540,153
Redemption of Series A-1 preferred shares	2,070,804
Deposit on acquisition	31,262,500
Deferred tax liability	33,291,958
Capital lease liabilities	461,307
Non-controlling interest	2,081,540
Total liabilities	$75,403,138

As at December 31, 2017
Assets:
Cash	$30,981
Accounts receivable	1,829,990
Inventories	4,259,511
Prepaid expenses	996,177
Property, plant and equipment	6,755,543
Other assets	180,659
Total assets	$14,052,861

Liabilities:
Short-term borrowings	$658,196
Current portion of long-term debt	294,121
Accounts payable and accrued liabilities	4,608,313
Long-term debt	595,727
Deferred tax liabilities	608,490
Other liabilities	211,466
Total liabilities	$6,976,313